FINANCIAL RISK MANAGEMENT - Liquidity risk maturity profile (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Maturity profile of the Group's financial liabilities
Total financial liabilities	$ 7,689	$ 10,857
Bank loans and bonds
Maturity profile of the Group's financial liabilities
Total financial liabilities	4,477	7,831
Lease liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	1,517	1,247
Gross cash outflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	16
Trade and other payables
Maturity profile of the Group's financial liabilities
Total financial liabilities	1,200	1,087
Other financial liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	493	692
Gross cash inflows | Gross cash inflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	(14)
Less than 1 year
Maturity profile of the Group's financial liabilities
Total financial liabilities	2,922	4,154
Less than 1 year | Bank loans and bonds
Maturity profile of the Group's financial liabilities
Total financial liabilities	1,433	2,796
Less than 1 year | Lease liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	150	95
Less than 1 year | Gross cash outflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	16
Less than 1 year | Trade and other payables
Maturity profile of the Group's financial liabilities
Total financial liabilities	1,200	1,087
Less than 1 year | Other financial liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	137	176
Less than 1 year | Gross cash inflows | Gross cash inflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	(14)
1-3 years
Maturity profile of the Group's financial liabilities
Total financial liabilities	2,091	3,416
1-3 years | Bank loans and bonds
Maturity profile of the Group's financial liabilities
Total financial liabilities	1,391	2,671
1-3 years | Lease liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	497	423
1-3 years | Gross cash outflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	0
1-3 years | Trade and other payables
Maturity profile of the Group's financial liabilities
Total financial liabilities	0	0
1-3 years | Other financial liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	203	322
1-3 years | Gross cash inflows | Gross cash inflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	0
3-5 years
Maturity profile of the Group's financial liabilities
Total financial liabilities	1,859	2,482
3-5 years | Bank loans and bonds
Maturity profile of the Group's financial liabilities
Total financial liabilities	1,416	2,013
3-5 years | Lease liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	356	327
3-5 years | Gross cash outflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	0
3-5 years | Trade and other payables
Maturity profile of the Group's financial liabilities
Total financial liabilities	0	0
3-5 years | Other financial liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	87	142
3-5 years | Gross cash inflows | Gross cash inflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	0
More than 5 years
Maturity profile of the Group's financial liabilities
Total financial liabilities	817	805
More than 5 years | Bank loans and bonds
Maturity profile of the Group's financial liabilities
Total financial liabilities	237	351
More than 5 years | Lease liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	514	402
More than 5 years | Gross cash outflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	0
More than 5 years | Trade and other payables
Maturity profile of the Group's financial liabilities
Total financial liabilities	0	0
More than 5 years | Other financial liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	66	$ 52
More than 5 years | Gross cash inflows | Gross cash inflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	$ 0